Other current payables and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other current payables and liabilities [Abstract]
Summary of other current payables and liabilities

TCHF	December 31, 2022	December 31, 2021
Accrued expenses	2,138	2,143
Payroll tax and social security liabilities	497	1,573
Stamp duty and capital tax liabilities	347	486
Deferred revenue	776	—
Other current liabilities	143	72

Total	3,901	4,274